PREFERRED STOCK (Details Textual) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended			3 Months Ended		12 Months Ended
	Apr. 02, 2015	Nov. 07, 2014	Mar. 07, 2014	Aug. 19, 2013	Apr. 30, 2013	May. 31, 2012	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Preferred Stock Shares, Designated							250,000
Preferred Stock, Par Value				$ 1,000
Debt Instrument, Interest Rate, Stated Percentage							8.00%	8.00%	8.00%	8.00%
Adjustments to Additional Paid in Capital, Warrant Issued										$ 1,939
Gain Loss On Issuance Of Warrant							$ 0	$ (3,867)	$ (3,867)	$ 0
Preferred Stock Shares Convertible Conversion Price	$ 0.08						$ 0.05
Subsequent Event [Member]
Preferred Stock, Conversion Basis	The Amendment also provides that simultaneously with the consummation of a Qualified Public Offering (defined in the Amendment as a public offering for gross proceeds of at least $10,000,000 and listing on a national securities exchange) each share of outstanding Series E Preferred Stock, together with any unpaid Dividends shall be converted into shares of Common Stock of the Company subject to adjustments at a conversion price per share of Series E Preferred Stock equal to the lower of $0.05 or 85% of the public offering price of the Qualified Public Offering (Mandatory Conversion Price). In addition, 30% (25% if no warrants are sold to the public in the Qualified Public Offering) of the Stated Amount of the outstanding Preferred Stock together with any Make-Whole Amount shall, at the Companys option, in whole or in part, be paid in cash or in shares of common stock priced at the Mandatory Conversion Price
Preferred Stock Shares Convertible Conversion Price	$ 0.05
Subsequent Event [Member] | Original Warrants [Member]
Warrants To Purchase Of Common Stock Price Per Share			$ 0.06
Adjustments to Additional Paid in Capital, Warrant Issued			$ 60,000,000
Proceeds from Warrant Exercises			$ 45,000,000
Subsequent Event [Member] | New Warrants [Member]
Common Stock Warrants Closing Price Per Share			$ 0.18
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.12
Debenture And Warrant Transaction [Member]
Warrants Exercise Price Per Share									$ 0.06
Warrants Exercise Price Per Share Based On Conditions									$ 0.001
Series A Convertible Preferred Stock [Member]
Preferred Stock Shareholders Entitled To Receive Stated Value Per Share						$ 1.00
Preferred Stock Shares, Designated							250,000		250,000	250,000
Convertible Preferred Stock Shares Converted To Common Stock						8,094,117
Conversion of Stock, Description									The series A shares are convertible into the Companys common stock at a stated conversion price that is equal to the lessor of 1) 110% of the closing common stock price on the date of conversion or 2) 80% of the lowest closing common stock price occurring during a 30 trading day period prior to notice of conversion.
Preferred Stock, Par Value							$ 0.001		$ 0.001	$ 0.001
Series B Convertible Preferred Stock [Member]
Preferred Stock Shares, Designated							3,000,000		3,000,000	3,000,000
Preferred Stock, Par Value							$ 0.001		$ 0.001	$ 0.001
Series C Convertible Preferred Stock [Member]
Preferred Stock Shares, Designated							750,000		750,000	750,000
Common Stock, Voting Rights					The holders of Series C shares are entitled to 300 common stock equivalent votes per share on all corporate matters except those that by law only require a single series vote
Preferred Stock, Par Value							$ 0.001		$ 0.001	$ 0.001
Series D Convertible Preferred Stock [Member]
Preferred Stock Shares, Designated				1,300			1,300		1,300
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments				$ 1,250
Preferred Stock, Conversion Basis				The conversion price for the Series D Preferred Stock shall equal $0.03 per share, subject to adjustment under certain conditions. The Series D Preferred Stock is also subject to redemption by the Series D Preferred Stockholders upon certain triggering events. The redemption amount upon any triggering event is equal to the greater of 1) 130% of the stated value or 2) the stated value divided by the then conversion price multiplied by the VMAP on the trading day immediately preceding the triggering event, plus any accrued and unpaid dividends
Preferred Stock, Par Value							$ 1,000		$ 1,000
Debt Instrument, Interest Rate, Stated Percentage				8.00%
Preferred Stock Discount On Shares Percentage									10.00%
Preferred Stock Shares Convertible Conversion Price		$ 0.03
Preferred Stock Convertible Beneficial Conversion Feature									$ 321
Preferred Stock, Discount on Shares									130
Series E Convertible Preferred Stock [Member]
Preferred Stock Shares, Designated		4,500
Preferred Stock, Par Value		$ 1,000
Stock Issuance Costs									$ 43
Sale of Stock, Number of Shares Issued in Transaction									3,944
Sale of Stock, Consideration Received on Transaction									$ 3,507
Preferred Stock, Dividend Rate, Percentage		12.00%
Preferred Stock Discount On Shares Percentage									10.00%
Preferred Stock Shares Convertible Conversion Price		$ 0.08
Preferred Stock Convertible Beneficial Conversion Feature									$ 376
Preferred Stock, Discount on Shares									450
Series E Convertible Preferred Stock [Member] | Notes Payable, Other Payables [Member]
Debt Instrument Retired Amount									$ 500
Stock Issued During Period, Shares, Other									556